Derivative Instruments and Fair Value Measurements (Tables)	6 Months Ended
Jun. 30, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value
The following table summarizes assets and liabilities measured at fair value on a recurring basis at June 30, 2015 and December 31, 2014:

	Balance at June 30, 2015	Level 1	Level 2	Level 3
	(unaudited)
Margin accounts	$100,675	$100,675	$—	$—
Interest rate swaps	$(105,539)	$—	$(105,539)	$—
Fuel swap contracts	$(179,902)	$—	$(179,902)	$—
Freight forward agreements	$(31,500)		$(31,500)

	Balance at December 31, 2014	Level 1	Level 2	Level 3
Margin accounts	$439,578	$439,578	$—	$—
Interest rate swaps	$(112,124)	$—	$(112,124)	$—
Fuel swap contracts	$(1,391,195)	$—	$(1,391,195)	$—